Basis of Preparation And Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Basis Of Preparation And Accounting Policies [abstract]
Basis of preparation

Basis of preparation

The interim condensed consolidated financial statements for the six months ended 30 June 2019 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting and Hong Kong Accounting Standard 34 Interim Financial Reporting as well as the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited (the “Listing Rules”).

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s annual financial statements for the year ended 31 December 2018.

The financial information relating to the year ended 31 December 2018 that is included in this interim report as comparative information does not constitute the Company’s statutory annual consolidated financial statements for that year but is derived from those consolidated financial statements. Further information relating to these statutory financial statements required to be disclosed in accordance with section 436 of the Companies Ordinance (Chapter 622 of the Laws of Hong Kong) (the “Companies Ordinance”) is as follows:

The Company has delivered the consolidated financial statements for the year ended 31 December 2018 to the Registrar of Companies as required by section 662(3) of, and Part 3 of Schedule 6 to, the Companies Ordinance.

The Company’s auditor has reported on those consolidated financial statements. The auditor’s report was unqualified; did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying its reports; and did not contain a statement under sections 406(2), 407(2) or (3) of the Companies Ordinance.

Impact and changes in accounting policies of application of IFRS 16/HKFRS 16 Leases
2.1	Impact and changes in accounting policies of application of IFRS 16/HKFRS 16 Leases

The Group has applied IFRS 16/HKFRS 16 for the first time in the current interim period. IFRS 16/HKFRS 16 superseded IAS 17/HKAS 17 Leases (“IAS 17/HKAS 17”), and the related interpretations.

2.1.1	Key changes in accounting policies resulting from application of IFRS 16/ HKFRS 16

The Group applied the following accounting policies in accordance with the transition provisions of IFRS 16/HKFRS 16.

(a)	Definition of a lease

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For contracts entered into or modified on or after the date of initial application, the Group assesses whether a contract is or contains a lease based on the definition under IFRS 16/HKFRS 16 at inception or modification date. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.

(b)	As a lessee

Allocation of consideration to components of a contract

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

As a practical expedient, leases with similar characteristics are accounted on a portfolio basis when the Group reasonably expects that the effects on the financial statements would not differ materially from individual leases within the portfolio.

Non-lease components are separated from lease component on the basis of their relative stand-alone prices.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to all leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. It also applies the recognition exemption for lease of low-value assets. Lease payments on short-term leases and leases of low-value assets are recognised as expense on a straight-line basis over the lease term.

Right-of-use assets

Except for short-term leases and leases of low value assets, the Group recognises right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

The cost of right-of-use asset includes:

•	the amount of the initial measurement of the lease liability;

•	any lease payments made at or before the commencement date, less any lease incentives received;

•	any initial direct costs incurred by the Group; and

•

an estimate of costs to be incurred by the Group in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless those costs are incurred to produce inventories.

Right-of-use assets in which the Group is reasonably certain to obtain ownership of the underlying leased assets at the end of the lease term is depreciated from commencement date to the end of the useful life. Otherwise, right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.

The Group presents right-of-use assets as a separate line item on the interim condensed consolidated statement of financial position.

Lease liabilities

At the commencement date of a lease, the Group recognises and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.

The lease payments include:

•	fixed payments (including in-substance fixed payments) less any lease incentives receivable;

•	variable lease payments that depend on an index or a rate;

•	amounts expected to be paid under residual value guarantees;

•	the exercise price of a purchase option reasonably certain to be exercised by the Group; and

•	payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate.

Variable lease payments that reflect changes in market rental rates are initially measured using the market rental rates as at the commencement date. Variable lease payments that do not depend on an index or a rate are not included in the measurement of lease liabilities and right-of-use assets, and are recognised as expense in the period on which the event or condition that triggers the payment occurs.

After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.

The Group remeasures lease liabilities and makes a corresponding adjustment to the related right-of-use assets whenever:

•

the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the related lease liability is remeasured by discounting the revised lease payments using a revised discount rate at the date of reassessment.

•

the lease payments change due to changes in market rental rates following a market rent review or expected payment under a guaranteed residual value, in which cases the related lease liability is remeasured by discounting the revised lease payments using the initial discount rate.

Lease modifications

The Group accounts for a lease modification as a separate lease if both:

•	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and

•

the consideration for the leases increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For a lease modification that is not accounted for as a separate lease, the Group remeasures the lease liability based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

2.1.2	Transition and summary of effects arising from initial application of IFRS 16/ HKFRS 16

(a)	As a lessee

The Group has applied IFRS 16/HKFRS 16 retrospectively with the cumulative effect recognised at the date of initial application, 1 January 2019. Any difference at the date of initial application is recognised in the opening retained earnings and comparative information has not been restated.

When applying the modified retrospective approach under IFRS 16/HKFRS 16 at transition, the Group applied the following practical expedients to leases previously classified as operating leases under IAS 17/HKAS 17, on lease-by- lease basis, to the extent relevant to the respective lease contracts:

i.	relied on the assessment of whether leases are onerous by applying IAS 37/HKAS 37 Provisions, Contingent Liabilities and Contingent Assets as an alternative of impairment review;

ii.	elected not to recognise right-of-use assets and lease liabilities for leases with lease term ends within 12 months of the date of initial application;

iii.	excluded initial direct costs from measuring the right-of-use assets at the date of initial application;

iv.

applied a single discount rate to a portfolio of leases with a similar remaining terms for similar class of underlying assets in similar economic environment. Specifically, the Group applies different discount rates to certain domestic and overseas leases on a portfolio basis; and

v.	used hindsight based on facts and circumstances as at date of initial application in determining the lease term for the Group’s leases with extension and termination options.

On transition, the Group has made the following adjustments upon application of IFRS 16/HKFRS 16:

The Group recognised additional lease liabilities of RMB8,373 million upon application of IFRS 16/HKFRS 16 and right-of-use assets at amounts equal to the related lease liabilities by applying IFRS 16/HKFRS 16.C8(b)(ii) transition, adjusted by accrued lease payments and any reclassification of property, plant and equipment, leasehold lands at 1 January 2019.

When recognising the lease liabilities for leases previously classified as operating leases, the Group has applied incremental borrowing rates of the relevant group entities at the date of initial application. The lessee’s incremental borrowing rates ranged from 3.3%-5.16%.

At 1 January 2019

Operating lease commitments disclosed as at 31 December 2018	16,372

Lease liabilities discounted at relevant incremental borrowing rates	13,226
Add: Lease liabilities resulting from lease modifications of existing leases	2,359
Less: Recognition exemption – short-term leases	(768)
Exclusion of non-lease components	(6,444)

Lease liabilities relating to operating leases recognised upon application of IFRS16/HKFRS 16	8,373

Add: Obligations under finance leases recognised at 31 December 2018	766

Lease liabilities as at 1 January 2019	9,139

Analysed as: Current	3,614
Non-current	5,525

Total lease liabilities	9,139

The carrying amount of right-of-use assets as at 1 January 2019 comprises the following:

Right-of-use assets

By class:
Floating production, storage and offloading (“FPSO”) vessels	7,334
Pipeline	755
Buildings and structures	739
Leases of Land	666
Equipment	274

9,768

The following adjustments were made to the amounts recognised in the interim condensed consolidated statement of financial position at 1 January 2019. Line items that were not affected by the changes have not been included.

Impact on the condensed consolidated statement of financial position

			Carrying amounts previously reported at 31 December 2018	Adjustments	Carrying amounts under IFRS 16/ HKFRS 16 at 1 January 2019

Non-current Assets
Property, plant and equipment	*		407,337	(755)	406,582
Right-of-use assets	*/	**	–	9,768	9,768
Other non-current assets	*	*	9,482	(666)	8,816

Current Liabilities
Lease liabilities	*		–	(3,614)	(3,614)
Other payables and accrued liabilities	*		(12,777)	128	(12,649)

Non-current liabilities
Lease liabilities	*		–	(5,525)	(5,525)
Other non-current liabilities	*		(1,356)	664	(692)

*

In relation to assets previously under finance leases, the Group recategorised the carrying amounts of the relevant assets which were still under lease as at 1 January 2019 amounting to RMB755 million as right-of-use assets.

**	Payments for leasehold lands included in other non-current assets were recategorised as right-of-use assets.

Note:

For the purpose of reporting cash flows for the six months ended 30 June 2019, movements in working capital have been computed based on opening statement of financial position as at 1 January 2019 as disclosed above.

Impacts and changes in accounting policies of application on IFRIC 23/HK(IFRIC)- Int 23 Uncertainty over Income Tax Treatments
2.2	Impacts and changes in accounting policies of application on IFRIC 23/HK(IFRIC)- Int 23 Uncertainty over Income Tax Treatments

IFRIC 23/HK(IFRIC)-Int 23 sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The interpretation requires the Group to determine whether uncertain tax positions are assessed separately or as a group and assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by individual group entities in their respective income tax filings. If it is probable, the current and deferred taxes are determined consistently with the tax treatment in the income tax filings. If it is not probable that the relevant taxation authority will accept an uncertain tax treatment, the effect of each uncertainty is reflected by using either the most likely amount or the expected value.

The Group applied this interpretation retrospectively with the cumulative effect of initially applying the interpretation recognised at the date of initial application, 1 January 2019, without restating comparatives. The application of this interpretation in the current period has had no material impact on the interim condensed consolidated financial statements of the Group.